VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
cap
Par
(000's) Value
FLOATING RATE NOTES : 98.6%
Australia : 10.6%
Australia & New Zealand
Banking Group Ltd. 144A
6.08% (SOFR+0.64%),
10/03/25 $ 7,100 $ 7,117,791
6.16% (SOFR+0.81%),
01/18/27 25,750 25,858,901
6.19% (SOFR+0.75%),
07/03/25 5,475 5,493,182
Commonwealth Bank of
Australia 144A
5.76% (SOFR+0.40%),
07/07/25 15,957 15,925,368
5.94% (SOFR+0.52%),
06/15/26 17,804 17,776,101
6.05% (SOFR+0.63%),
09/12/25 6,400 6,407,782
6.16% (SOFR+0.74%),
03/14/25 3,350 3,361,478
6.17% (SOFR+0.75%),
03/13/26 5,325 5,340,958
Macquarie Bank Ltd. 144A
6.74% (SOFR+1.31%),
03/21/25 2,675 2,696,209
National Australia Bank Ltd.
144A
5.75% (SOFR+0.38%),
01/12/25 2,600 2,599,762
5.98% (SOFR+0.65%),
12/10/25 350 351,032
6.02% (SOFR+0.65%),
01/12/27 18,525 18,518,217
6.16% (SOFR+0.76%),
05/13/25 7,250 7,272,949
6.28% (SOFR+0.86%),
06/09/25 5,475 5,501,224
Westpac Banking Corp.
5.70% (SOFR+0.30%),
11/18/24 3,800 3,800,743
6.08% (SOFR+0.72%),
11/17/25 5,000 5,015,952
6.41% (SOFR+1.00%),
08/26/25 6,100 6,142,742
139,180,391
Canada : 2.5%
Canadian Imperial Bank of
Commerce
5.79% (SOFR Compound
Index+0.42%), 10/18/24 3,561 3,561,579
6.30% (SOFR+0.94%),
04/07/25 3,311 3,334,820
Royal Bank of Canada
5.70% (SOFR Compound
Index+0.34%), 10/07/24 2,567 2,566,330
6.30% (SOFR Compound
Index+0.95%), 01/19/27 17,800 17,839,732
Toronto-Dominion Bank
Par
(000’s) Value
Canada (continued)
5.77% (SOFR+0.35%),
09/10/24 $ 4,691 $ 4,692,065
31,994,526
France : 2.3%
Banque Federative du Credit
Mutuel SA 144A
5.80% (SOFR Compound
Index+0.41%), 02/04/25 3,697 3,692,453
Credit Agricole SA 144A
6.65% (SOFR+1.29%),
07/05/26 17,925 18,138,868
Societe Generale SA 144A
6.43% (SOFR+1.05%),
01/21/26 8,125 8,113,727
29,945,048
Japan : 5.9%
Mitsubishi UFJ Financial
Group, Inc.
6.34% (SOFR+0.94%),
02/20/26 6,550 6,558,984
Mizuho Financial Group, Inc.
6.36% (SOFR+0.96%),
05/22/26 25,875 25,919,126
Sumitomo Mitsui Financial
Group, Inc.
6.25% (SOFR+0.88%),
01/14/27 17,945 17,919,130
Sumitomo Mitsui Trust Bank
Ltd. 144A
5.86% (SOFR+0.44%),
09/16/24 3,475 3,473,184
6.54% (SOFR+1.12%),
03/09/26 5,450 5,484,108
6.57% (SOFR+1.15%),
09/14/26 17,775 17,902,428
77,256,960
Netherlands : 3.2%
ABN AMRO Bank NV 144A
7.20% (SOFR Compound
Index+1.78%), 09/18/27 17,900 18,011,473
ING Groep NV
6.98% (SOFR+1.56%),
09/11/27 17,825 18,020,444
7.08% (SOFR Compound
Index+1.64%), 03/28/26 5,350 5,398,521
41,430,438
Norway : 0.2%
DNB Bank ASA 144A
6.27% (SOFR Compound
Index+0.83%), 03/28/25 3,150 3,151,454
Underline
Singapore : 0.6%
DBS Group Holdings Ltd.
144A
6.03% (SOFR+0.61%),
09/12/25 8,125 8,132,670
Underline
Sweden : 1.4%
Svenska Handelsbanken AB
144A

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Sweden (continued)
6.67% (SOFR Compound
Index+1.25%), 06/15/26 $ 17,925 $ 18,107,949
Underline
Switzerland : 1.6%
UBS Group AG 144A
6.98% (SOFR+1.58%),
05/12/26 21,369 21,494,739
Underline
United Kingdom : 9.2%
ANZ New Zealand Int'l Ltd.
144A
6.00% (SOFR+0.60%),
02/18/25 2,675 2,677,382
HSBC Holdings Plc
6.85% (SOFR+1.43%),
03/10/26 5,350 5,381,144
6.86% (Term SOFR USD 3
Month+1.49%), 03/11/25 2,550 2,552,046
6.96% (SOFR+1.57%),
08/14/27 24,880 25,087,833
7.01% (Term SOFR USD 3
Month+1.64%), 09/12/26 25,517 25,764,835
Lloyds Banking Group Plc
6.95% (SOFR Compound
Index+1.56%), 08/07/27 17,925 18,073,259
NatWest Markets Plc 144A
6.88% (SOFR+1.45%),
03/22/25 2,680 2,699,471
Standard Chartered Plc 144A
6.34% (SOFR+0.93%),
11/23/25 5,350 5,349,301
7.18% (SOFR+1.74%),
03/30/26 5,368 5,403,423
7.29% (SOFR+1.93%),
07/06/27 17,825 18,064,750
UBS AG
6.35% (SOFR+0.93%),
09/11/25 5,350 5,365,711
UBS AG 144A
5.84% (SOFR+0.45%),
08/09/24 4,600 4,603,907
121,023,062
United States : 61.1%
American Express Co.
6.04% (SOFR Compound
Index+0.65%), 11/04/26 17,810 17,680,587
6.34% (SOFR+0.93%),
03/04/25 2,545 2,561,053
American Honda Finance
Corp.
5.87% (SOFR+0.55%),
02/12/25 1,000 1,001,639
6.04% (SOFR Compound
Index+0.67%), 01/10/25 3,800 3,810,029
6.06% (SOFR Compound
Index+0.70%), 11/22/24 4,605 4,617,664
6.13% (SOFR Compound
Index+0.78%), 04/23/25 5,450 5,470,424
Analog Devices, Inc.
Par
(000’s) Value
United States (continued)
5.69% (SOFR Compound
Index+0.25%), 10/01/24 $ 2,699 $ 2,698,643
Bank of America Corp.
6.05% (SOFR+0.66%),
02/04/25 3,596 3,596,514
6.07% (SOFR+0.69%),
04/22/25 3,048 3,050,148
6.42% (Term SOFR USD 3
Month+1.03%), 02/05/26 15,956 16,007,717
6.44% (SOFR+1.05%),
02/04/28 23,090 23,003,926
6.48% (SOFR+1.10%),
04/25/25 2,600 2,604,159
6.77% (SOFR+1.33%),
04/02/26 † 17,800 17,907,110
6.78% (SOFR+1.35%),
09/15/27 17,750 17,900,076
Bank of America NA
6.42% (SOFR+1.02%),
08/18/26 21,350 21,536,093
BMW US Capital LLC 144A
5.78% (SOFR Compound
Index+0.38%), 08/12/24 3,300 3,300,426
6.02% (SOFR Compound
Index+0.62%), 08/11/25 6,460 6,474,668
Caterpillar Financial Services
Corp.
5.69% (SOFR+0.27%),
09/13/24 3,850 3,852,049
5.81% (SOFR+0.45%),
11/14/24 3,850 3,857,884
Charles Schwab Corp.
5.92% (SOFR Compound
Index+0.52%), 05/13/26 17,808 17,682,815
6.46% (SOFR Compound
Index+1.05%), 03/03/27 17,812 17,691,120
Citibank NA
6.24% (SOFR+0.81%),
09/29/25 8,475 8,502,329
6.42% (SOFR Compound
Index+1.06%), 12/04/26 3,700 3,732,060
Citigroup, Inc.
6.06% (SOFR+0.67%),
05/01/25 2,694 2,693,154
6.07% (SOFR+0.69%),
01/25/26 5,577 5,566,856
6.19% (Term SOFR USD 3
Month+0.81%), 08/25/36 24,900 21,461,399
6.69% (SOFR+1.28%),
02/24/28 23,080 23,163,450
6.78% (SOFR+1.37%),
05/24/25 5,610 5,624,798
6.84% (Term SOFR USD 3
Month+1.51%), 07/01/26 23,288 23,458,231
6.96% (SOFR+1.53%),
03/17/26 17,584 17,709,374
Cooperatieve Rabobank UA
6.06% (SOFR Compound
Index+0.71%), 01/09/26 7,750 7,779,580

Par
(000’s) Value
United States (continued)
6.07% (SOFR Compound
Index+0.70%), 07/18/25 $ 7,175 $ 7,191,733
GA Global Funding Trust
144A
5.92% (SOFR+0.50%),
09/13/24 2,700 2,693,065
General Electric Co.
6.03% (Term SOFR USD 3
Month+0.64%), 05/05/26 25,752 25,681,393
Georgia Power Co.
6.11% (SOFR Compound
Index+0.75%), 05/08/25 3,725 3,734,854
Goldman Sachs Group, Inc.
6.46% (SOFR+1.06%),
08/10/26 17,843 17,868,526
6.81% (Term SOFR USD 3
Month+1.43%), 05/15/26 25,531 25,726,556
7.33% (Term SOFR USD 3
Month+2.01%), 10/28/27 25,199 25,780,544
Hartford Financial Services
Group, Inc. 144A
7.77% (Term SOFR USD 3
Month+2.39%), 02/12/47 18,783 16,263,514
Hyundai Capital America
144A
6.54% (SOFR+1.15%),
08/04/25 5,475 5,481,263
John Deere Capital Corp.
5.56% (SOFR+0.20%),
10/11/24 4,600 4,599,373
5.94% (SOFR+0.50%),
07/03/25 3,685 3,694,515
JPMorgan Chase & Co.
5.95% (SOFR+0.54%),
06/01/25 5,450 5,447,409
6.01% (SOFR+0.58%),
06/23/25 5,675 5,676,653
6.19% (SOFR+0.77%),
09/22/27 † 19,300 19,216,425
6.26% (SOFR+0.89%),
04/22/27 17,939 17,965,329
6.33% (SOFR+0.92%),
02/24/26 8,486 8,505,701
6.39% (SOFR+0.97%),
06/14/25 5,673 5,683,076
6.55% (SOFR+1.20%),
01/23/28 13,750 13,877,562
6.59% (SOFR+1.18%),
02/24/28 30,130 30,225,053
6.70% (SOFR+1.32%),
04/26/26 18,175 18,337,855
JPMorgan Chase Bank NA
6.35% (SOFR+1.00%),
12/08/26 22,150 22,352,828
Lincoln National Corp.
7.99% (Term SOFR USD 3
Month+2.62%), 05/17/66 21,007 15,962,589
MassMutual Global Funding
II 144A
Par
(000’s) Value
United States (continued)
5.65% (SOFR+0.27%),
10/21/24 $ 2,535 $ 2,533,612
6.33% (SOFR+0.98%),
07/10/26 17,850 17,972,545
Mercedes-Benz Finance
North America LLC 144A
6.01% (SOFR+0.67%),
01/09/26 7,000 7,009,285
Metropolitan Life Global
Funding I 144A
5.73% (SOFR+0.30%),
09/27/24 2,680 2,678,528
Morgan Stanley
6.36% (SOFR+0.95%),
02/18/26 8,005 8,029,627
6.53% (SOFR+1.17%),
04/17/25 2,580 2,583,764
Morgan Stanley Bank NA
6.15% (SOFR+0.78%),
07/16/25 8,525 8,570,606
New York Life Global
Funding 144A
5.93% (SOFR Compound
Index+0.58%), 01/16/26 6,400 6,407,433
NextEra Energy Capital
Holdings, Inc.
6.10% (SOFR Compound
Index+0.76%), 01/29/26 500 500,687
PepsiCo, Inc.
5.76% (SOFR Compound
Index+0.40%), 11/12/24 5,175 5,184,701
Roche Holdings, Inc. 144A
5.98% (SOFR+0.56%),
03/10/25 3,925 3,938,375
Toyota Motor Credit Corp.
5.71% (SOFR+0.29%),
09/13/24 3,025 3,025,497
5.81% (SOFR+0.50%),
12/09/24 10,525 10,539,615
5.91% (SOFR+0.60%),
06/09/25 6,275 6,287,802
5.92% (SOFR+0.52%),
08/22/24 6,800 6,807,308
5.92% (SOFR+0.55%),
10/16/24 10,250 10,264,724
6.00% (SOFR+0.65%),
01/05/26 5,250 5,260,631
Truist Financial Corp.
5.82% (SOFR+0.40%),
06/09/25 10,779 10,691,497
Verizon Communications,
Inc.
6.22% (SOFR Compound
Index+0.79%), 03/20/26 5,642 5,669,504
6.74% (Term SOFR USD 3
Month+1.36%), 05/15/25 9,500 9,568,459
Volkswagen Group of
America Finance LLC 144A

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
6.35% (SOFR+0.93%),
09/12/25 $ 5,475 $ 5,492,340
Wells Fargo & Co.
6.70% (SOFR+1.32%),
04/25/26 25,625 25,790,463
Wells Fargo Bank NA
6.42% (SOFR+1.07%),
12/11/26 17,850 17,992,393
800,761,187
Total Floating Rate Notes
(Cost: $1,288,028,898) 1,292,478,424
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.5%
Money Market Fund: 0.5%
(Cost: $6,226,793)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,226,793 $ 6,226,793
Total Investments: 99.1%
(Cost: $1,294,255,691) 1,298,705,217
Other assets less liabilities: 0.9% 11,877,658
NET ASSETS: 100.0% $ 1,310,582,875
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $6,083,933.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $368,967,295, or 28.2% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 92.0% $ 1,189,072,512
Consumer Non-Cyclicals 2.4 30,866,095
Consumer Cyclicals 2.0 25,873,360
Industrials 1.9 24,494,312
Technology 1.4 17,936,605
Utilities 0.3 4,235,540
100.0% $ 1,292,478,424